Non-Cash Share-Based Compensation	6 Months Ended
Jun. 30, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-Cash Share-Based Compensation

7.Non-Cash Share-Based Compensation

2020 Equity Incentive Plan

On July 31, 2020, the Company adopted an equity incentive plan (“the 2020 Plan”). The 2020 Plan provides for the grant of options, share appreciation rights, or SARs, restricted shares, dividend equivalents, restricted share units, or RSUs, and other share-based awards. The maximum number of equity awards originally authorized under the 2020 Plan was 5,898,625 shares, which consisted of 3,474,469 new ordinary shares, and 2,424,156 ordinary shares that were subject to awards under prior plans that may become available for issuance under the 2020 Plan. Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan automatically increases on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date. On January 1, 2021, the reserve automatically increased by 1,434,198 shares, which was 4% of the total number of ordinary shares outstanding on December 31, 2020. Any equity awards granted under the 2020 Plan or any prior equity incentive plan that are forfeited, canceled or held back will be added back to shares issuable under the 2020 Plan.

The Company has typically granted equity awards that vest over a four or five-year service period, with 20% or 25% of the award (as the case may be) vesting on the first anniversary of the vesting commencement date, with the balance generally vesting periodically over the remaining three or four years, unless the awards contain specific performance vesting provisions.

2020 Employee Share Purchase Plan

On July 31, 2020, the Company adopted an employee share purchase plan (the “2020 ESPP”). The purpose of the 2020 ESPP, is to provide employees the opportunity to purchase ordinary shares or ADSs at 85% of the fair market value of the ADSs on the offering date or the exercise date, whichever is lower, for up to 15% of such employee’s compensation for each pay period. The Company reserved 347,447 ordinary shares for the 2020 ESPP. The 2020 ESPP provides for an annual increase beginning on January 1, 2022 in an amount equal to the least of (i) 347,447 ordinary shares, (ii) 1% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (iii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date. During the six months ended June 30, 2021, 15,206 shares were purchased under the ESPP. As of June 30, 2021, 332,241 shares are available for future issuance.

 Employee Shares

The Company measures all non-cash share-based awards using the fair value on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. Prior to the Company’s IPO, the Company granted share-based compensation in the form of ordinary shares, collectively referred to as Employee Shares, to employees and non-employees with both performance and service-based vesting conditions. The Company records expense for these awards using the straight-line method.

A summary of the changes in the Employee Shares from December 31, 2020 through June 30, 2021 is as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2020	207,310	9.97
Granted	—	0.00
Vested	(44,851)	8.60
Forfeited	(67,311)	10.23
Unvested balance as of June 30, 2021	95,148	$10.90

As of June 30, 2021 there was $1.0 million of unrecognized compensation cost related to unvested Employee Shares outstanding, which is expected to be recognized over a weighted average period of 2.7 years. Unvested Employee Shares are forfeited upon termination of employment, classified as deferred shares on the balance sheet and are subsequently cancelled.

Share Options Valuation

The assumptions (see Note 2, Summary of Significant Accounting Policies, to the financial statements as of and for the year ended December 31, 2020 in the Annual Report on Form 20-F) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the six months ended June 30, 2021 were as follows:

For the Six Months Ended June 30,
2021
Expected option life (years)	6.30
Expected volatility	77.0%
Risk-free interest rate	1.1%
Expected dividend yield	—

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	3,687,086	$13.03	9.59	$9,931
Granted	2,329,181	9.87
Exercised	—	—
Canceled or Forfeited	(442,496)	15.25
Outstanding as of June 30, 2021	5,573,771	12.73	9.18	$-
Exercisable as of June 30, 2021	812,989	14.12
Vested and expected to vest as of June 30, 2021	5,573,771	$12.73	9.18	$-

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s ordinary shares.

The weighted average grant-date fair value used for the share options granted during the six months ended June 30, 2021 was $6.58 per share. The weighted average grant-date fair value used for the share options granted during the year ended December 31, 2020 was $9.87 per share.

As of June 30, 2021, there was $39.8 million of unrecognized compensation cost related to unvested share options outstanding, which is expected to be recognized over a weighted average period of 3.4 years.

Restricted Share Units

The Company has granted (i) RSUs that generally vest over a period of four years from the date of grant and (ii) RSUs to certain new employees in order to compensate them for equity awards forfeited to their previous employers. Such RSUs generally vest over a period of under one year from the date of grant. The following table summarizes the activity related to RSUs from December 31, 2020 through June 30, 2021:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	2,500	$17.56
Granted	70,000	13.51
Vested and settled	—	—
Forfeited	—	—
Outstanding as of June 30, 2021	72,500	$13.67

Share-based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Six Months Ended June 30,
	2021	2020
Research and development	$2,515	$303
General and administrative	3,173	265
	$5,688	$568